DEPOSITS	12 Months Ended
Dec. 31, 2025
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]	Deposits

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2025 and 2024 were $494.8 million and $554.0 million, respectively.

Scheduled maturities of all time deposits for the next five years were as follows:

(Dollars in thousands)	Time deposits
2026	$3,538,246
2027	61,139
2028	10,939
2029	6,233
2030	5,443
Thereafter	227
Total	$3,622,227